Debt - Short-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term Debt	$ 579,061	$ 208,107
Secured borrowings
Short-term Debt [Line Items]
Short-term Debt	342,393	102,675
Weighted Average Interest Rate	4.27%	3.35%
Mortgage repurchase borrowings
Short-term Debt [Line Items]
Short-term Debt	223,113	100,301
Weighted Average Interest Rate	2.51%	2.59%
Warehouse lines of credit
Short-term Debt [Line Items]
Short-term Debt	7,056	0
Weighted Average Interest Rate	4.98%
Operating lines of credit
Short-term Debt [Line Items]
Short-term Debt	$ 6,499	$ 5,131
Weighted Average Interest Rate	4.07%	4.17%